Commitments and Contingencies - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) titles	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Dec. 31, 2017
International Gaming Technologies [Member]
Percentage of royalty on revenue			10.00%	10.00%
Long-term purchase commitment, period	10 years
Cost of revenue	$ 11.1	$ 13.5
DoubleU Games License Agreement [Member]
Number of titled games | titles	44
Maximum [Member]
Reasonably possible loss contingency	$ 201.5
Maximum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue	15.00%
Minimum [Member]
Reasonably possible loss contingency	$ 3.5
Minimum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue	7.50%